LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present you the semi-annual financial report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity product.

While the economy appears to have finally turned the corner for the better, the continuing dips and swings in the market are sobering reminders of just how volatile the environment can be. Predicting what will happen next is far from an exact science. And more often than not, a comprehensive and diversified financial strategy is the best approach to achieving your objectives.

The design of your NYLIAC policy gives you the flexibility to customize features and manage your money in the way best suited to your individual investment style, risk tolerance and time horizon. This report can be a valuable resource; it contains important information including performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions available to you. I encourage you to read through this material and get in touch with your registered representative to review the plans you have in place. Also note, there is additional information contained in the enclosed supplement to your prospectus. Please be sure to look it over carefully and keep it for future reference.

Of course, when it comes to protecting your future, it's important to work with a company you can depend on. When you made the decision to do business with us you made a decision to do business with one of the strongest, most respected companies in the industry today. Through decades of ups and downs, we've been there for our policyowners. And we're committed to continuing this proud tradition.

We appreciate the trust you've placed in us.

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2004

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

(NEW YORK LIFE LOGO)

August 30, 2004

Dear Policyowner:

     The ability to transfer assets across investment divisions on a tax-deferred basis is a significant benefit that your variable policy with New York Life Insurance and Annuity Corporation provides. We are glad to be able to provide this benefit.

     Transfers, however, could potentially affect policyowners, including you. Frequent transfers by some policyowners could potentially harm other policyowners because the transfers could unnecessarily raise the transactional expenses incurred by the fund and thereby hurt the fund's performance. In addition, a single large transfer could cause unintended harm to policyowners, as it may be disruptive to the management of the fund. For example, the fund manager may maintain a higher amount of liquidity, because of transfers of large amounts, rather than investing for the longer term.

     In an effort to avoid potential harm, we may limit your right to make transfers under your policy. Accordingly, the following paragraphs supplement and amend the Transfers section of your May 1, 2004 prospectus.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

     Blocking your ability to make transfers electronically and by telephone may involve the suspension of your Personal Identification Number ("PIN"). Your PIN is very useful as it allows you to access your policy's values and other helpful information through the telephone or our website. In order to retain your PIN, you may want to modify the amount and/or the frequency of transfer requests.

     We appreciate your business and hope you understand that these transfer limits are in place to protect you and all of our policyowners. We look forward to continuing to be The Company You Keep(R).

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

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

                               TABLE OF CONTENTS

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................       2
Statement of Operations.....................................       6
Statement of Changes in Net Assets..........................      10
Notes to Financial Statements...............................      16

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................     M-1
Definition of Indices.......................................     M-2
Portfolio Managers' Commentaries............................     M-4
Directors and Officers......................................    M-83
Bond Portfolio - Initial and Service Class..................    M-87
Capital Appreciation Portfolio - Initial and Service
  Class.....................................................    M-96
Cash Management Portfolio...................................   M-103
Common Stock Portfolio - Initial and Service Class..........   M-110
Convertible Portfolio - Initial and Service Class...........   M-122
Government Portfolio - Initial and Service Class............   M-133
High Yield Corporate Bond Portfolio - Initial and Service
  Class.....................................................   M-142
International Equity Portfolio - Initial and Service
  Class.....................................................   M-158
Mid Cap Core Portfolio - Initial and Service Class..........   M-166
Mid Cap Growth Portfolio - Initial and Service Class........   M-176
Mid Cap Value Portfolio - Initial and Service Class.........   M-183
S&P 500 Portfolio - Initial and Service Class...............   M-189
Small Cap Growth Portfolio - Initial and Service Class......   M-201
Total Return Portfolio - Initial and Service Class..........   M-208
Value Portfolio - Initial and Service Class.................   M-222
American Century Income & Growth Portfolio - Initial and
  Service Class.............................................   M-229
Dreyfus Large Company Value Portfolio - Initial and Service
  Class.....................................................   M-236
Eagle Asset Management Growth Equity Portfolio - Initial and
  Service Class.............................................   M-242
Lord Abbett Developing Growth Portfolio - Initial and
  Service Class.............................................   M-248
Notes to Financial Statements...............................   M-255

The Semi - Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Dreyfus IP Technology Growth - Initial Shares and Service
  Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Equity
  Income - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares and
  Service Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
  and Service Shares
MFS(R) Investors Trust Series - Initial Class and Service
  Class
MFS(R) Research Series - Initial Class and Service Class
MFS(R) Utilities Series - Initial Class and Service Class
Neuberger Berman AMT MidCap Growth - Class I and Class S
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,773,485       $2,950,699       $3,982,738
                                                                ----------       ----------       ----------
      Total net assets......................................    $3,773,485       $2,950,699       $3,982,738
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $3,773,485       $2,950,699       $3,982,738
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.12       $    11.17       $     1.00
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $3,824,298       $2,932,383       $3,982,766
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,535,621       $6,924,823       $3,443,527
                                                                ----------       ----------       ----------
      Total net assets......................................    $3,535,621       $6,924,823       $3,443,527
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $3,535,621       $6,924,823       $3,443,527
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    12.01       $    11.43       $    11.79
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $3,353,090       $6,778,496       $3,356,684
                                                                ==========       ==========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $1,333,204      $4,214,887      $2,176,471      $10,111,069     $2,713,959      $2,291,499      $4,385,844
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $1,333,204      $4,214,887      $2,176,471      $10,111,069     $2,713,959      $2,291,499      $4,385,844
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $1,333,204      $4,214,887      $2,176,471      $10,111,069     $2,713,959      $2,291,499      $4,385,844
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    11.46      $    10.93      $    10.05      $     11.01     $    11.71      $    11.38      $    11.94
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $1,298,262      $4,201,097      $2,197,487      $10,124,655     $2,660,021      $2,201,241      $4,259,623
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $1,829,514      $3,036,635       $619,948       $1,490,950      $1,124,284      $1,378,203        $1,523,867
     ----------      ----------       --------       ----------      ----------      ----------        ----------
     $1,829,514      $3,036,635       $619,948       $1,490,950      $1,124,284      $1,378,203        $1,523,867
     ==========      ==========       ========       ==========      ==========      ==========        ==========
     $1,829,514      $3,036,635       $619,948       $1,490,950      $1,124,284      $1,378,203        $1,523,867
     ==========      ==========       ========       ==========      ==========      ==========        ==========
     $    10.78      $    11.76       $  11.22       $    10.98      $    10.06      $    11.04        $    12.05
     ==========      ==========       ========       ==========      ==========      ==========        ==========
     $1,824,821      $2,953,931       $600,137       $1,470,566      $1,149,423      $1,350,597        $1,482,860
     ==========      ==========       ========       ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      SERVICE SHARES   SERVICE CLASS 2
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $450,871        $2,148,467       $4,323,674
                                                                 --------        ----------       ----------
      Total net assets......................................     $450,871        $2,148,467       $4,323,674
                                                                 ========        ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $450,871        $2,148,467       $4,323,674
                                                                 ========        ==========       ==========
    Variable accumulation
      unit value............................................     $  10.60        $    10.91       $    11.76
                                                                 ========        ==========       ==========
Identified Cost of Investment...............................     $446,053        $2,187,942       $4,162,518
                                                                 ========        ==========       ==========

                                                                                 NEUBERGER
                                                                                   BERMAN          T. ROWE
                                                                  MFS(R)            AMT             PRICE
                                                                UTILITIES         MID CAP           EQUITY
                                                                 SERIES--         GROWTH--          INCOME
                                                              SERVICE CLASS       CLASS S       PORTFOLIO--II
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $76,775          $82,753         $4,788,158
                                                                 -------          -------         ----------
      Total net assets......................................     $76,775          $82,753         $4,788,158
                                                                 =======          =======         ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $76,775          $82,753         $4,788,158
                                                                 =======          =======         ==========
    Variable accumulation
      unit value............................................     $ 10.72          $ 10.96         $    11.72
                                                                 =======          =======         ==========
Identified Cost of Investment...............................     $75,871          $80,645         $4,667,646
                                                                 =======          =======         ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

      FIDELITY(R)                                           JANUS ASPEN
          VIP            FIDELITY(R)       JANUS ASPEN         SERIES           MFS(R)           MFS(R)
         EQUITY              VIP              SERIES         WORLDWIDE        INVESTORS         RESEARCH
        INCOME--          MID CAP--         BALANCED--        GROWTH--      TRUST SERIES--      SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES   SERVICE SHARES   SERVICE CLASS    SERVICE CLASS
    -------------------------------------------------------------------------------------------------------
       $2,850,025         $2,492,512        $2,630,538        $904,575         $251,022         $260,440
       ----------         ----------        ----------        --------         --------         --------
       $2,850,025         $2,492,512        $2,630,538        $904,575         $251,022         $260,440
       ==========         ==========        ==========        ========         ========         ========
       $2,850,025         $2,492,512        $2,630,538        $904,575         $251,022         $260,440
       ==========         ==========        ==========        ========         ========         ========
       $    11.23         $    12.30        $    10.83        $  10.36         $  10.83         $  11.16
       ==========         ==========        ==========        ========         ========         ========
       $2,783,852         $2,412,532        $2,617,866        $944,854         $247,807         $258,049
       ==========         ==========        ==========        ========         ========         ========

                         VAN KAMPEN          VICTORY
                            UIF                VIF
       VAN ECK            EMERGING         DIVERSIFIED
      WORLDWIDE           MARKETS            STOCK--
         HARD             EQUITY--           CLASS A
        ASSETS            CLASS II            SHARES
    ----------------------------------------------------
       $726,581          $  973,278          $103,608
       --------          ----------          --------
       $726,581          $  973,278          $103,608
       ========          ==========          ========
       $726,581          $  973,278          $103,608
       ========          ==========          ========
       $  11.71          $    11.42          $  10.57
       ========          ==========          ========
       $709,661          $1,010,749          $101,769
       ========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $      --         $     --       $     6,173
                                                                ---------         --------       -----------
      Net investment income (loss)..........................           --               --             6,173
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      117,446           19,516         3,151,030
  Cost of investments sold..................................     (124,320)         (17,420)       (3,151,060)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (6,874)           2,096               (30)
  Realized gain distribution received.......................           --               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (15,616)          (2,718)              (27)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (22,490)            (622)              (57)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ (22,490)        $   (622)      $     6,116
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $     --         $     --         $     --
                                                                 --------         --------         --------
      Net investment income (loss)..........................           --               --               --
                                                                 --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       12,029            3,717           35,165
  Cost of investments sold..................................      (10,570)          (3,378)         (32,436)
                                                                 --------         --------         --------
      Net realized gain (loss) on investments...............        1,459              339            2,729
  Realized gain distribution received.......................           --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      147,381          113,130           59,720
                                                                 --------         --------         --------
      Net gain (loss) on investments........................      148,840          113,469           62,449
                                                                 --------         --------         --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $148,840         $113,469         $ 62,449
                                                                 ========         ========         ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $     --         $     --         $     --         $      --          $    --          $     --         $     --
       --------         --------         --------         ---------          -------          --------         --------
             --               --               --                --               --                --               --
       --------         --------         --------         ---------          -------          --------         --------
         24,165           94,742           79,115           326,386            6,239            12,977           59,630
        (22,430)         (91,259)         (82,169)         (321,145)          (5,553)          (11,952)         (54,650)
       --------         --------         --------         ---------          -------          --------         --------
          1,735            3,483           (3,054)            5,241              686             1,025            4,980
             --               --               --                --               --                --               --
         24,280              648           (7,907)           95,848           33,328            75,331           97,661
       --------         --------         --------         ---------          -------          --------         --------
         26,015            4,131          (10,961)          101,089           34,014            76,356          102,641
       --------         --------         --------         ---------          -------          --------         --------
       $ 26,015         $  4,131         $(10,961)        $ 101,089          $34,014          $ 76,356         $102,641
       ========         ========         ========         =========          =======          ========         ========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $    --          $    --          $     --         $     --         $     --         $     --          $     --
       -------          -------          --------         --------         --------         --------          --------
            --               --                --               --               --               --                --
       -------          -------          --------         --------         --------         --------          --------
         4,397            4,260            45,040           46,821           38,729           23,058            28,097
        (4,214)          (3,913)          (42,525)         (44,318)         (37,260)         (21,859)          (26,053)
       -------          -------          --------         --------         --------         --------          --------
           183              347             2,515            2,503            1,469            1,199             2,044
            --               --                --               --               --               --                --
         4,158           66,648            13,886            8,919          (34,836)          27,468            36,440
       -------          -------          --------         --------         --------         --------          --------
         4,341           66,995            16,401           11,422          (33,367)          28,667            38,484
       -------          -------          --------         --------         --------         --------          --------
       $ 4,341          $66,995          $ 16,401         $ 11,422         $(33,367)        $ 28,667          $ 38,484
       =======          =======          ========         ========         ========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      SERVICE SHARES   SERVICE CLASS 2
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $     --         $     --         $  2,418
                                                                 --------         --------         --------
      Net investment income (loss)..........................           --               --            2,418
                                                                 --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       12,913           69,400               12
  Cost of investments sold..................................      (12,658)         (69,674)             (11)
                                                                 --------         --------         --------
      Net realized gain (loss) on investments...............          255             (274)               1
  Realized gain distribution received.......................           --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        4,692          (44,382)         137,942
                                                                 --------         --------         --------
      Net gain (loss) on investments........................        4,947          (44,656)         137,943
                                                                 --------         --------         --------
        Net increase (decrease) in net assets resulting from
          operations........................................     $  4,947         $(44,656)        $140,361
                                                                 ========         ========         ========


                                                                                 NEUBERGER
                                                                  MFS(R)           BERMAN
                                                                UTILITIES           AMT         T. ROWE PRICE
                                                                 SERIES--         MID CAP           EQUITY
                                                                 SERVICE          GROWTH--          INCOME
                                                                CLASS (a)       CLASS S (a)     PORTFOLIO--II
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $    --           $   --          $ 17,688
                                                                 -------           ------          --------
      Net investment income (loss)..........................          --               --            17,688
                                                                 -------           ------          --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       5,956               --                69
  Cost of investments sold..................................      (5,751)              --               (79)
                                                                 -------           ------          --------
      Net realized gain (loss) on investments...............         205               --               (10)
  Realized gain distribution received.......................          --               --             9,389
  Change in unrealized appreciation (depreciation) on
    investments.............................................         904            2,108            77,129
                                                                 -------           ------          --------
      Net gain (loss) on investments........................       1,109            2,108            86,508
                                                                 -------           ------          --------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 1,109           $2,108          $104,196
                                                                 =======           ======          ========

     For the period May 1, 2004 (Commencement of Operations)
(a)  through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                             JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
            VIP                    VIP                   SERIES               WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
      SERVICE CLASS 2        SERVICE CLASS 2         SERVICE SHARES         SERVICE SHARES         SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------
          $13,411                $    --               $  16,725               $  3,243               $   495
          -------                -------               ---------               --------               -------
           13,411                     --                  16,725                  3,243                   495
          -------                -------               ---------               --------               -------
            6,424                  8,114                 108,781                  8,280                 7,121
           (6,059)                (7,266)               (105,391)                (7,373)               (6,630)
          -------                -------               ---------               --------               -------
              365                    848                   3,390                    907                   491
            3,495                     --                      --                     --                    --
           35,862                 72,280                   8,329                (45,276)                2,318
          -------                -------               ---------               --------               -------
           39,722                 73,128                  11,719                (44,369)                2,809
          -------                -------               ---------               --------               -------
          $53,133                $73,128               $  28,444               $(41,126)              $ 3,304
          =======                =======               =========               ========               =======


            MFS(R)
      RESEARCH SERIES--
        SERVICE CLASS
     --------------------
           $  1,662
           --------
              1,662
           --------
             36,306
            (33,628)
           --------
              2,678
                 --
                803
           --------
              3,481
           --------
           $  5,143
           ========


                                VAN KAMPEN
                                   UIF                  VICTORY
          VAN ECK                EMERGING                 VIF
         WORLDWIDE               MARKETS              DIVERSIFIED
            HARD                 EQUITY--               STOCK--
           ASSETS                CLASS II          CLASS A SHARES (a)
    ------------------------------------------------------------------
          $    501               $     --                $   10
          --------               --------                ------
               501                     --                    10
          --------               --------                ------
            26,363                 11,482                    --
           (24,245)               (10,428)                   --
          --------               --------                ------
             2,118                  1,054                    --
                --                     --                    --
            11,807                (44,417)                1,840
          --------               --------                ------
            13,925                (43,363)                1,840
          --------               --------                ------
          $ 14,426               $(43,363)               $1,850
          ========               ========                ======

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004 and For the period June 10, 2003 to December 31, 2003
(Unaudited)


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $ 24,757   $       --    $    759
    Net realized gain (loss) on investments..........      (6,874)      (178)       2,096          --
    Realized gain distribution received..............          --     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (15,616)   (35,197)      (2,718)     21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     (22,490)     4,410         (622)     21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   2,541,878    557,348    1,879,303     573,694
    Policyowners' surrenders.........................     (21,660)      (399)     (17,187)         --
    Policyowners' annuity and death benefits.........     692,971         --      428,538          --
    Net transfers from (to) Fixed Account............     (77,979)    65,224        7,819      27,281
    Transfers between Investment Divisions...........          --     34,182           --      30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   3,135,210    656,355    2,298,473     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   3,112,720    660,765    2,297,851     652,848
NET ASSETS:
    Beginning of period..............................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of period....................................  $3,773,485   $660,765   $2,950,699    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $        --   $  188,531   $       --   $  7,878
    Net realized gain (loss) on investments..........        5,241        2,400          686      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................       95,848     (109,434)      33,328     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................      101,089       81,497       34,014     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    5,962,395    2,702,631    1,596,295    446,156
    Policyowners' surrenders.........................      (70,526)      (1,586)      (5,110)        --
    Policyowners' annuity and death benefits.........    1,621,834           --      413,196         --
    Net transfers from (to) Fixed Account............     (473,571)     173,918      133,531     27,967
    Transfers between Investment Divisions...........           --       13,388           --     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............    7,040,132    2,888,351    2,137,912    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............    7,141,221    2,969,848    2,171,926    542,033
NET ASSETS:
    Beginning of period..............................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of period....................................  $10,111,069   $2,969,848   $2,713,959   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $     6,173   $      507   $       --   $  2,695   $       --   $ 18,737   $       --   $ 15,800
            (30)          --        1,735         --        3,483        283       (3,054)        --
             --           --           --         --           --         --           --         --
            (27)          (2)      24,280     10,663          648     13,142       (7,907)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
          6,116          505       26,015     13,358        4,131     32,162      (10,961)     2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      4,865,475    1,322,152      809,670    254,397    2,017,898    797,432    1,329,478    319,316
        (57,948)      (4,632)     (13,700)       (80)     (23,782)      (404)     (14,511)      (546)
        228,750           --      154,140         --    1,180,598         --      480,689         --
     (2,108,129)      35,818       36,284     15,789       43,450    137,212       13,308     57,113
             --     (305,369)          --     37,331           --     26,190           --       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      2,928,148    1,047,969      986,394    307,437    3,218,164    960,430    1,808,964    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      2,934,264    1,048,474    1,012,409    320,795    3,222,295    992,592    1,798,003    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 3,982,738   $1,048,474   $1,333,204   $320,795   $4,214,887   $992,592   $2,176,471   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========


         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   -----------------------
       2004        2003        2004         2003         2004        2003        2004         2003
    -------------------------------------------------------------------------------------------------
    $       --   $  1,400   $       --   $       --   $       --   $  5,713   $       --   $   13,067
         1,025         (1)       4,980           88        1,459      1,490          339           72
            --         --           --           --           --         --           --           --
        75,331     14,928       97,661       28,559      147,381     35,150      113,130       33,196
    ----------   --------   ----------   ----------   ----------   --------   ----------   ----------
        76,356     16,327      102,641       28,647      148,840     42,353      113,469       46,335
    ----------   --------   ----------   ----------   ----------   --------   ----------   ----------
     1,179,883    427,623    2,656,381      913,352    1,782,316    613,298    4,352,602    1,097,603
       (11,010)    (1,228)     (16,676)        (103)     (22,540)    (1,067)     (36,214)      (1,431)
       393,307         --      459,395           --      715,147         --      902,764           --
       171,024     34,986      182,639       54,613      180,464     75,685      368,655       47,779
            --      4,231           --        4,955           --      1,125           --       33,261
    ----------   --------   ----------   ----------   ----------   --------   ----------   ----------
     1,733,204    465,612    3,281,739      972,817    2,655,387    689,041    5,587,807    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   ----------   ----------
     1,809,560    481,939    3,384,380    1,001,464    2,804,227    731,394    5,701,276    1,223,547
       481,939         --    1,001,464           --      731,394         --    1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   ----------   ----------
    $2,291,499   $481,939   $4,385,844   $1,001,464   $3,535,621   $731,394   $6,924,823   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ==========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004 and For the period June 10, 2003 to December 31, 2003
(Unaudited)

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $  5,981
    Net realized gain (loss) on investments..........       2,729      1,959          183         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      59,720     27,123        4,158        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................      62,449     29,082        4,341      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   2,021,683    669,182    1,031,408    360,292
    Policyowners' surrenders.........................     (10,533)       (79)     (14,932)        --
    Policyowners' annuity and death benefits.........     441,284         --      358,215         --
    Net transfers from (to) Fixed Account............     183,926     45,473       52,733     30,924
    Transfers between Investment Divisions...........          --      1,060           --         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,636,360    715,636    1,427,424    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,698,809    744,718    1,431,765    397,749
NET ASSETS:
    Beginning of period..............................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of period....................................  $3,443,527   $744,718   $1,829,514   $397,749
                                                       ==========   ========   ==========   ========

                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,199        142        2,044         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      27,468        137       36,440      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................      28,667        279       38,484      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     900,995    182,471    1,047,517    154,706
    Policyowners' surrenders.........................      (2,220)       (67)      (5,657)    (1,242)
    Policyowners' annuity and death benefits.........     226,301         --      165,147         --
    Net transfers from (to) Fixed Account............      32,383      8,189      102,491     17,765
    Transfers between Investment Divisions...........          --      1,205           --         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   1,157,459    191,798    1,309,498    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   1,186,126    192,077    1,347,982    175,885
NET ASSETS:
    Beginning of period..............................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of period....................................  $1,378,203   $192,077   $1,523,867   $175,885
                                                       ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                       MAINSTAY VP             MAINSTAY VP
                                MAINSTAY VP           DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP         AMERICAN CENTURY            COMPANY               MANAGEMENT
           VALUE--           INCOME & GROWTH--           VALUE--             GROWTH EQUITY--
        SERVICE CLASS          SERVICE CLASS          SERVICE CLASS           SERVICE CLASS
    ---------------------   -------------------   ---------------------   ---------------------
       2004        2003       2004       2003        2004        2003        2004        2003
    -------------------------------------------------------------------------------------------
    $       --   $  5,932   $     --   $  1,603   $       --   $  1,787   $       --   $    256
           347         12      2,515         --        2,503          2        1,469        205
            --         --         --         --           --         --           --         --
        66,648     16,056     13,886      5,925        8,919     11,465      (34,836)     9,698
    ----------   --------   --------   --------   ----------   --------   ----------   --------
        66,995     22,000     16,401      7,528       11,422     13,254      (33,367)    10,159
    ----------   --------   --------   --------   ----------   --------   ----------   --------
     1,652,006    392,656    417,617    121,506      868,988    256,638      645,227    285,719
       (13,778)      (222)    (6,644)       (10)      (8,241)      (106)      (3,089)        --
       724,353         --     86,052         --      281,053         --      185,662         --
       138,372     54,613    (27,780)     5,278       27,967     40,005        9,777     19,204
            --       (360)        --         --           --        (30)          --      4,992
    ----------   --------   --------   --------   ----------   --------   ----------   --------
     2,500,953    446,687    469,245    126,774    1,169,767    296,507      837,577    309,915
    ----------   --------   --------   --------   ----------   --------   ----------   --------
     2,567,948    468,687    485,646    134,302    1,181,189    309,761      804,210    320,074
       468,687         --    134,302         --      309,761         --      320,074         --
    ----------   --------   --------   --------   ----------   --------   ----------   --------
    $3,036,635   $468,687   $619,948   $134,302   $1,490,950   $309,761   $1,124,284   $320,074
    ==========   ========   ========   ========   ==========   ========   ==========   ========

                               DREYFUS IP              FIDELITY(R)             FIDELITY(R)
          CALVERT              TECHNOLOGY                  VIP                     VIP
          SOCIAL                GROWTH--             CONTRAFUND(R)--         EQUITY-INCOME--
         BALANCED            SERVICE SHARES          SERVICE CLASS 2         SERVICE CLASS 2
    -------------------   ---------------------   ---------------------   ---------------------
      2004       2003        2004        2003        2004        2003        2004        2003
    -------------------------------------------------------------------------------------------
    $     --   $   496    $       --   $     --   $    2,418   $     --   $   13,411   $     --
         255        --          (274)        16            1        685          365        (50)
          --        --            --         --           --         --        3,495         --
       4,692       126       (44,382)     4,907      137,942     23,213       35,862     30,311
    --------   -------    ----------   --------   ----------   --------   ----------   --------
       4,947       622       (44,656)     4,923      140,361     23,898       53,133     30,261
    --------   -------    ----------   --------   ----------   --------   ----------   --------
     367,142    27,421     1,399,563    489,402    2,500,137    545,545    1,848,636    446,750
          --       (26)      (53,647)        --      (12,240)    (1,127)     (23,327)       (10)
      49,241        --       231,443         --      736,398         --      356,320         --
         887       637        40,372     31,690      291,815     90,162       80,439     50,148
          --        --            --     49,377           --      8,725           --      7,675
    --------   -------    ----------   --------   ----------   --------   ----------   --------
     417,270    28,032     1,617,731    570,469    3,516,110    643,305    2,262,068    504,563
    --------   -------    ----------   --------   ----------   --------   ----------   --------
     422,217    28,654     1,573,075    575,392    3,656,471    667,203    2,315,201    534,824
      28,654        --       575,392         --      667,203         --      534,824         --
    --------   -------    ----------   --------   ----------   --------   ----------   --------
    $450,871   $28,654    $2,148,467   $575,392   $4,323,674   $667,203   $2,850,025   $534,824
    ========   =======    ==========   ========   ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004 and For the period June 10, 2003 to December 31, 2003
(Unaudited)

                                                            FIDELITY(R)             JANUS ASPEN
                                                                VIP                   SERIES
                                                             MID CAP--              BALANCED--
                                                          SERVICE CLASS 2         SERVICE SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   16,725   $  3,917
    Net realized gain (loss) on investments..........         848      1,611        3,390         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      72,280      7,699        8,329      4,343
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................      73,128      9,310       28,444      8,277
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,808,974    169,218    1,656,719    374,031
    Policyowners' surrenders.........................     (20,569)        --       (9,206)        --
    Policyowners' annuity and death benefits.........     317,294         --      415,767         --
    Net transfers from (to) Fixed Account............      94,906     38,197       79,043     72,149
    Transfers between Investment Divisions...........          --      2,054           --      5,314
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,200,605    209,469    2,142,323    451,494
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,273,733    218,779    2,170,767    459,771
NET ASSETS:
    Beginning of period..............................     218,779         --      459,771         --
                                                       ----------   --------   ----------   --------
    End of period....................................  $2,492,512   $218,779   $2,630,538   $459,771
                                                       ==========   ========   ==========   ========

                                                          NEUBERGER
                                                           BERMAN            T. ROWE PRICE
                                                         AMT MID CAP         EQUITY INCOME
                                                       GROWTH--CLASS S       PORTFOLIO--II
                                                       ---------------   ---------------------
                                                           2004(A)          2004        2003
                                                       ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................      $    --       $   17,688   $  2,101
    Net realized gain (loss) on investments..........           --              (10)    (9,025)
    Realized gain distribution received..............           --            9,389         --
    Change in unrealized appreciation (depreciation)
      on investments.................................        2,108           77,129     43,418
                                                           -------       ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................        2,108          104,196     36,494
                                                           -------       ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       47,936        2,770,731    567,908
    Policyowners' surrenders.........................           --          (15,225)      (226)
    Policyowners' annuity and death benefits.........          698          874,514         --
    Net transfers from (to) Fixed Account............       32,011          369,505     80,838
    Transfers between Investment Divisions...........           --               --       (577)
                                                           -------       ----------   --------
      Net contributions and (withdrawals)............       80,645        3,999,525    647,943
                                                           -------       ----------   --------
        Increase (decrease) in net assets............       82,753        4,103,721    684,437
NET ASSETS:
    Beginning of period..............................           --          684,437         --
                                                           -------       ----------   --------
    End of period....................................      $82,753       $4,788,158   $684,437
                                                           =======       ==========   ========

(a) For the period May 1, 2004 (Commencement of Operations) through June 30,
2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

        JANUS ASPEN
          SERIES                                                         MFS(R)
         WORLDWIDE         MFS(R) INVESTORS           MFS(R)            UTILITIES
         GROWTH--           TRUST SERIES--       RESEARCH SERIES--      SERIES--
      SERVICE SHARES         SERVICE CLASS         SERVICE CLASS      SERVICE CLASS
    -------------------   -------------------   -------------------   -------------
      2004       2003       2004       2003       2004       2003        2004(a)
    -------------------------------------------------------------------------------
    $  3,243   $    220   $    495   $    --    $  1,662   $    --       $    --
         907          1        491        (1)      2,678        --           205
          --         --         --        --          --        --            --
     (45,276)     4,997      2,318       898         803     1,588           904
    --------   --------   --------   -------    --------   -------       -------
     (41,126)     5,218      3,304       897       5,143     1,588         1,109
    --------   --------   --------   -------    --------   -------       -------
     671,447    101,928    204,245    13,515     192,607    28,904        77,575
      (2,892)    (1,121)    (3,197)   (1,041)       (467)       --        (2,527)
     112,322         --     26,311        --      38,305        --         4,412
      39,366     17,974      1,281     5,446     (10,993)    5,353        (3,794)
          --      1,459         --       261          --        --            --
    --------   --------   --------   -------    --------   -------       -------
     820,243    120,240    228,640    18,181     219,452    34,257        75,666
    --------   --------   --------   -------    --------   -------       -------
     779,117    125,458    231,944    19,078     224,595    35,845        76,775
     125,458         --     19,078        --      35,845        --            --
    --------   --------   --------   -------    --------   -------       -------
    $904,575   $125,458   $251,022   $19,078    $260,440   $35,845       $76,775
    ========   ========   ========   =======    ========   =======       =======

                                                   VICTORY
          VAN ECK             VAN KAMPEN             VIF
         WORLDWIDE                UIF            DIVERSIFIED
           HARD            EMERGING MARKETS        STOCK--
          ASSETS           EQUITY--CLASS II     CLASS A SHARES
    -------------------   -------------------   --------------
      2004       2003       2004       2003        2004(a)
    ----------------------------------------------------------
    $    501   $    --    $     --   $     --      $     10
       2,118         2       1,054          4            --
          --        --          --         --            --
      11,807     5,114     (44,417)     6,945         1,840
    --------   -------    --------   --------      --------
      14,426     5,116     (43,363)     6,949         1,850
    --------   -------    --------   --------      --------
     557,663    84,229     767,992    114,445        72,436
      (2,499)      (99)     (2,972)        --            --
     102,187        --     113,180         --         9,150
     (43,378)    8,936      11,003      4,817        20,172
          --        --          --      1,227            --
    --------   -------    --------   --------      --------
     613,973    93,066     889,203    120,489       101,758
    --------   -------    --------   --------      --------
     628,399    98,182     845,840    127,438       103,608
      98,182        --     127,438         --            --
    --------   -------    --------   --------      --------
    $726,581   $98,182    $973,278   $127,438      $103,608
    ========   =======    ========   ========      ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.
    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         282              141            3,983
Identified cost.............................................      $3,824           $2,932           $3,983


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         313              300              339
Identified cost.............................................      $3,353           $6,778           $3,357

  Investment activity for the six months ended June 30, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $3,253           $2,318           $6,085
Proceeds from sales.........................................         117               20            3,151


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $2,667           $5,592           $2,672
Proceeds from sales.........................................          12                4               35

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
            69              388              204            1,050              218              196              442
        $1,298           $4,201           $2,197          $10,125           $2,660           $2,201           $4,260

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           114              196              57               143              103              158                81
        $1,825           $2,954            $600            $1,471           $1,149           $1,351            $1,483

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,011           $3,313           $1,888           $7,367           $2,144           $1,746           $3,341
            24               95               79              326                6               13               60

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $1,432           $2,505            $514            $1,217            $876            $1,181            $1,338
             4                4              45                47              39                23                28

--------------------------------------------------------------------------------


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          SERVICE SHARES      SERVICE CLASS 2
                                                           ------------------------------------------------------------
Number of shares.........................................          250                   256                  178
Identified cost..........................................         $446                $2,188               $4,163

                                                                                    NEUBERGER             T. ROWE
                                                                 MFS(R)             BERMAN AMT             PRICE
                                                               UTILITIES             MID CAP               EQUITY
                                                                SERIES--             GROWTH--              INCOME
                                                             SERVICE CLASS           CLASS S            PORTFOLIO-II
                                                           ------------------------------------------------------------
Number of shares.........................................           5                    5                    230
Identified cost..........................................         $76                  $81                 $4,668


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          SERVICE SHARES      SERVICE CLASS 2
                                                           ------------------------------------------------------------
Purchases................................................         $430                $1,687               $3,519
Proceeds from sales......................................           13                    69                   --

                                                                                    NEUBERGER             T. ROWE
                                                                 MFS(R)             BERMAN AMT             PRICE
                                                               UTILITIES             MID CAP               EQUITY
                                                                SERIES--             GROWTH--              INCOME
                                                             SERVICE CLASS           CLASS S            PORTFOLIO-II
                                                           ------------------------------------------------------------
Purchases................................................         $82                  $81                 $4,027
Proceeds from sales......................................           6                   --                     --

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                               JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP               SERIES           WORLDWIDE          INVESTORS            MFS(R)
    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--    RESEARCH SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS       SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------
            122                 98                109                37                 15                 19
         $2,784             $2,413             $2,618              $945               $248               $258

                          VAN KAMPEN          VICTORY
                             UIF                VIF
        VAN ECK            EMERGING         DIVERSIFIED
       WORLDWIDE           MARKETS            STOCK--
          HARD             EQUITY--           CLASS A
         ASSETS            CLASS II            SHARES
    ------------------------------------------------------
            48                 111                10
          $710              $1,011              $102

                                                               JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP               SERIES           WORLDWIDE          INVESTORS            MFS(R)
    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--    RESEARCH SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS       SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------
         $2,285             $2,209             $2,268              $832               $236               $257
              6                  8                109                 8                  7                 36

                          VAN KAMPEN          VICTORY
                             UIF                VIF
        VAN ECK            EMERGING         DIVERSIFIED
       WORLDWIDE           MARKETS            STOCK--
          HARD             EQUITY--           CLASS A
         ASSETS            CLASS II            SHARES
    ------------------------------------------------------
          $641               $901               $102
            26                 11                 --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2004 and the period June 10, 2003 to December 31, 2003:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   318     65      207       59      5,080   1,357    88      29
Units redeemed.......................   (10)    --       (2)      --     (2,160)  (310)    (1)     --
                                        ---     --      ---       --     ------   -----    --      --
  Net increase (decrease)............   308     65      205       59      2,920   1,047    87      29
                                        ===     ==      ===       ==     ======   =====    ==      ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500        SMALL CAP
                                         GROWTH--         VALUE--         INDEX--        GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                       -------------   -------------   -------------   -------------
                                       2004    2003    2004    2003    2004    2003    2004    2003
                                       ---------------------------------------------
Units issued.........................   280     88      231     65      499     110     229     64
Units redeemed.......................    (1)    --       (2)    --       (3)     --      (1)    --
                                        ---     --      ---     --      ---     ---     ---     --
  Net increase (decrease)............   279     88      229     65      496     110     228     64
                                        ===     ==      ===     ==      ===     ===     ===     ==

                                        MAINSTAY VP
                                        LORD ABBETT     ALGER AMERICAN                     DREYFUS IP
                                        DEVELOPING           SMALL           CALVERT       TECHNOLOGY
                                         GROWTH--      CAPITALIZATION--      SOCIAL         GROWTH--
                                       SERVICE CLASS    CLASS S SHARES      BALANCED     SERVICE SHARES
                                       -------------   -----------------   -----------   ---------------
                                       2004    2003     2004      2003     2004   2003    2004     2003
                                       -----------------------------------------------------------------
Units issued.........................   107     18        111      16       40      3      151      51
Units redeemed.......................    --     --         --      --       --     --       (5)     --
                                        ---     --        ---      --       --     --      ---      --
  Net increase (decrease)............   107     18        111      16       40      3      146      51
                                        ===     ==        ===      ==       ==     ==      ===      ==

                                                                                            NEUBERGER
                                           MFS(R)           MFS(R)            MFS(R)        BERMAN AMT
                                          INVESTORS        RESEARCH         UTILITIES        MID CAP
                                       TRUST SERIES--      SERIES--          SERIES--        GROWTH--
                                        SERVICE CLASS    SERVICE CLASS    SERVICE CLASS      CLASS S
                                       ---------------   -------------   ----------------   ----------
                                        2004     2003    2004    2003        2004(a)         2004(a)
                                       ---------------------------------------------------------------
Units issued.........................    21        2      21       3             8               8
Units redeemed.......................    --       --      (1)     --            (1)             --
                                         --       --      --      --            --              --
  Net increase (decrease)............    21        2      20       3             7               8
                                         ==       ==      ==      ==            ==              ==

(a) For the period May 1, 2004 (Commencement of Operations) through June 30,
    2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     297     91      180     38        692       276     184     48      157       45
      (2)    --       (1)    --        (50)       --      --     --       (1)      --
     ---     --      ---     --        ---       ---     ---     --      ---       --
     295     91      179     38        642       276     184     48      156       45
     ===     ==      ===     ==        ===       ===     ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     134       37      218     41      45      13      108     29       82       30
      (1)      --       (1)    --      (3)     --       (1)    --       --       --
     ---       --      ---     --      --      --      ---     --       --       --
     133       37      217     41      42      13      107     29       82       30
     ===       ==      ===     ==      ==      ==      ===     ==       ==       ==

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES           WORLDWIDE
    CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--         GROWTH--
    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      309      60       207      49       186      19       201      43       75       12
       (1)     --        (2)     --        (2)     --        (1)     --       --       --
      ---      --       ---      --       ---      --       ---      --       --       --
      308      60       205      49       184      19       200      43       75       12
      ===      ==       ===      ==       ===      ==       ===      ==       ==       ==

                                     VAN KAMPEN            VICTORY
                      VAN ECK            UIF                 VIF
    T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS       DIVERSIFIED
    EQUITY INCOME      HARD           EQUITY--             STOCK--
    PORTFOLIO--II     ASSETS          CLASS II         CLASS A SHARES
    -------------   -----------   -----------------   -----------------
    2004    2003    2004   2003    2004      2003          2004(a)
    -------------------------------------------------------------------
     348     61      57      9      74        11             10
      (1)    --      (4)    --      --        --             --
     ---     --      --     --      --        --             --
     347     61      53      9      74        11             10
     ===     ==      ==     ==      ==        ==             ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2004 and the period June 10, 2003 to December 31, 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $3,773   $  661   $2,951   $  653   $3,983   $1,048
Units Outstanding..................................       373       65      264       59    3,967    1,047
Variable Accumulation Unit Value...................    $10.12   $10.14   $11.17   $11.06   $ 1.00   $ 1.00
Total Return.......................................     (0.1%)    1.4%     1.0%    10.6%     0.3%     0.1%
Investment Income Ratio............................        --    24.1%       --     0.9%     0.5%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,291   $  482   $4,386   $1,001   $3,536   $  731
Units Outstanding..................................       201       45      367       88      294       65
Variable Accumulation Unit Value...................    $11.38   $10.72   $11.94   $11.38   $12.01   $11.31
Total Return.......................................      6.2%     7.2%     4.9%    13.8%     6.2%    13.1%
Investment Income Ratio............................        --     2.4%       --       --       --     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $1,491   $ 310   $1,124    $ 320    $1,378   $  192
Units Outstanding..................................       136      29      112       30       125       18
Variable Accumulation Unit Value...................    $10.98   $10.69  $10.06    $10.52   $11.04   $10.83
Total Return.......................................      2.7%    6.9%    (4.3%)    5.2%      1.9%     8.3%
Investment Income Ratio............................        --    4.9%       --     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $1,333   $  321   $4,215   $  993   $2,176   $  378   $10,111   $2,970   $2,714   $  542
       116       29      386       91      217       38       918      276      232       48
    $11.46   $11.15   $10.93   $10.87   $10.05   $10.08   $ 11.01   $10.74   $11.71   $11.39
      2.7%    11.5%     0.6%     8.7%    (0.3%)    0.8%      2.5%     7.4%     2.8%    13.9%
        --     6.3%       --    14.8%       --    24.9%        --    42.9%       --    12.1%

                                                                               MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ---------------   -----------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004      2003
    -----------------------------------------------------------------------------------------
    $6,925   $1,224   $3,444   $  745   $1,830   $  398   $3,037   $  469   $  620    $  134
       606      110      292       64      170       37      258       41       55        13
    $11.43   $11.08   $11.79   $11.55   $10.78   $10.67   $11.76   $11.33   $11.22    $10.73
      3.1%    10.8%     2.1%    15.5%     1.0%     6.7%     3.9%    13.3%     4.6%      7.3%
        --     9.1%       --       --       --    13.8%       --    10.8%       --      7.7%


     ALGER AMERICAN                         DREYFUS IP
          SMALL             CALVERT         TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--
     CLASS S SHARES        BALANCED       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2
    -----------------   ---------------   ---------------   ---------------   ---------------
     2004      2003      2004     2003     2004     2003     2004     2003     2004     2003
    -----------------------------------------------------------------------------------------
    $1,524    $  176    $  451   $   29   $2,148   $  575   $4,324   $  667   $2,850   $  535
       127        16        43        3      197       51      368       60      254       49
    $12.05    $11.14    $10.60   $10.34   $10.91   $11.18   $11.76   $11.08   $11.23   $10.87
      8.1%     11.4%      2.6%     3.4%    (2.4%)   11.8%     6.2%    10.8%     3.3%     8.7%
        --        --        --    13.0%       --       --     0.2%       --     1.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               JANUS ASPEN
                                           FIDELITY(R)       JANUS ASPEN         SERIES            MFS(R)
                                               VIP             SERIES           WORLDWIDE         INVESTORS
                                            MID CAP--        BALANCED--         GROWTH--       TRUST SERIES--
                                         SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
                                         ---------------   ---------------   ---------------   ---------------
                                          2004     2003     2004     2003     2004     2003     2004     2003
                                         ---------------------------------------------------------------------
Net Assets...........................    $2,493   $  219   $2,631   $  460   $  905   $  125   $  251   $   19
Units Outstanding....................       203       19      243       43       87       12       23        2
Variable Accumulation Unit Value.....    $12.30   $11.59   $10.83   $10.64   $10.36   $10.72   $10.83   $10.61
Total Return.........................      6.1%    15.9%     1.8%     6.4%    (3.3%)    7.2%     2.1%     6.1%
Investment Income Ratio..............        --       --     2.1%     7.2%     1.2%     1.4%     0.8%       --


                                             MFS(R)                                   NEUBERGER
                                            RESEARCH              MFS(R)              BERMAN AMT        T. ROWE PRICE
                                            SERIES--        UTILITIES SERIES--     MID CAP GROWTH--     EQUITY INCOME
                                          SERVICE CLASS       SERVICE CLASS            CLASS S          PORTFOLIO--II
                                         ---------------   --------------------   ------------------   ---------------
                                          2004     2003          2004(a)               2004(a)          2004     2003
                                         -----------------------------------------------------------------------------
Net Assets...........................    $  260   $   36          $   77                $   83         $4,788   $  684
Units Outstanding....................        23        3               7                     8            408       61
Variable Accumulation Unit Value.....    $11.16   $10.61          $10.72                $10.96         $11.72   $11.24
Total Return.........................      5.1%     6.1%            7.2%                  9.6%           4.3%    12.4%
Investment Income Ratio..............      2.1%       --              --                    --           1.4%     2.2%


                                                              VAN KAMPEN            VICTORY
                                             VAN ECK              UIF                 VIF
                                            WORLDWIDE          EMERGING           DIVERSIFIED
                                              HARD         MARKETS EQUITY--         STOCK--
                                             ASSETS            CLASS II         CLASS A SHARES
                                         ---------------   -----------------   -----------------
                                          2004     2003     2004      2003          2004(a)
                                         -------------------------------------------------------
Net Assets...........................    $  727   $   98   $  973    $  127         $  104
Units Outstanding....................        62        9       85        11             10
Variable Accumulation Unit Value.....    $11.71   $11.38   $11.42    $11.77         $10.57
Total Return.........................      2.9%    13.8%    (3.0%)    17.7%           5.7%
Investment Income Ratio..............      0.3%       --       --        --           0.1%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.
(a) For the period May 1, 2004 (Commencement of Operations) through June 30,
    2004.